Average Annual Total Returns (Invesco Small Cap Equity Fund)	12 Months Ended
	May 02, 2011
Russell 2000 Index
Average Annual Total Returns
Label	Russell 2000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	26.85%
5 Years	4.47%
10 Years	6.33%
Lipper Small-Cap Core Funds Index
Average Annual Total Returns
Label	Lipper Small-Cap Core Funds Index
1 Year	25.71%
5 Years	4.76%
10 Years	6.95%
Institutional Class, Invesco Small Cap Equity Fund | Return Before Taxes
Average Annual Total Returns
Column	Institutional Class : Inception (04/29/05)	[1]
Label	Return Before Taxes
1 Year	29.30%
5 Years	5.98%
10 Years	7.27%
Inception Date	Apr. 29, 2005
Institutional Class, Invesco Small Cap Equity Fund | Return After Taxes on Distributions
Average Annual Total Returns
Column	Institutional Class : Inception (04/29/05)	[1]
Label	Return After Taxes on Distributions
1 Year	29.30%
5 Years	5.10%
10 Years	6.61%
Inception Date	Apr. 29, 2005
Institutional Class, Invesco Small Cap Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns
Column	Institutional Class : Inception (04/29/05)	[1]
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	19.04%
5 Years	4.99%
10 Years	6.28%
Inception Date	Apr. 29, 2005
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%

[1]	Institutional Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement. The inception date of the Fund's Class A shares is August 31, 2000.